Companion Life

Separate Account C

Financial Statements as of December 31, 2024, and for each of the Periods Presented in the Years Ended December 31, 2024 and 2023, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Companion Life Insurance Company

Hauppauge, New York

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts of Companion Life Separate Account C (the “Account”) listed in Note 2 as of December 31, 2024; the related statements of operations and changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for each of the subaccounts, except for the subaccounts indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 2 constituting the Account as of December 31, 2024, and the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Subaccounts Comprising the Companion Life Separate Account C	Financial Highlights
Pioneer – Real Estate Shares VCT	For the period January 1, 2023 to April 28, 2023 and years ended December 31, 2022, 2021, and 2020

DWS – Bond	For the period January 1, 2021 to October 28, 2021 and the year ended December 31, 2020

DWS - Global Opportunities	For the period January 1, 2024 to June 17, 2024 and years ended December 31, 2023, 2022, 2021, and 2020

DWS - Core Equity VIP	For the period January 1, 2024 to June 17, 2024 and years ended December 31, 2023, 2022, 2021, and 2020

DWS – Money Market	For the period October 28, 2021 to December 31, 2021 and years ended December 31, 2024, 2023, and 2022

Morgan Stanley – VIF Core Plus Fixed Income	For the period January 1, 2023 to July 28, 2023 and years ended December 31, 2022, 2021, and 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

Omaha, Nebraska

April 3, 2025

We have served as the auditor of the Account since 1996.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS

DECEMBER 31, 2024

	Fair Value
	Cost	Contracts in Accumulation (Deferred) Period	Contracts in Payout (Annuitization) Period	Net Assets	Shares
NET ASSETS
Investments:
Alger:
American Growth	106,768	$143,275	$16,839	$160,114	1,795
American Small Capitalization	88,088	59,081	5,813	64,894	3,644
Federated:
Government Money Fund II	134,100	120,483	13,618	134,100	134,100
Fund for U.S. Government Securities II	75,030	63,797	-	63,797	7,034
Fidelity:
VIP Asset Manager: Growth	90,151	121,657	-	121,657	5,283
VIP Contrafund	119,647	191,710	-	191,710	3,309
VIP Equity Income	129,567	150,935	-	150,935	5,676
VIP Growth	1,318	1,767	-	1,767	18
VIP Index 500	34,412	96,211	-	96,211	169
MFS:
Core Equity Portfolio	68,398	87,111	-	87,111	2,756
Emerging Growth Series	96,070	149,605	-	149,605	2,041
High Yield Series	24,219	21,245	-	21,245	4,232
Research Series	52,054	71,818	-	71,818	2,018
Income Series II	45,973	40,158	-	40,158	4,832
Pioneer:
Equity Income VCT	11,904	9,069	-	9,069	681
Fund VCT	2,476	319	2,535	2,854	152
Mid Cap Value VCT	84,272	73,247	-	73,247	6,403
DWS
International	34,626	31,891	-	31,891	4,310
Money Market	7,098	7,098	-	7,098	7,098
Small Cap Index VIP	6,283	6,711	-	6,711	462
T. Rowe Price:
Equity Income	380,079	445,628	-	445,628	15,675
International Stock	125,514	129,682	-	129,682	8,669
Limited-Term Bond	31,533	27,421	2,729	30,150	6,428
New America Growth	142,787	182,788	-	182,788	4,768
Moderate Allocation	163,672	179,716	-	179,716	8,582
Morgan Stanley:
VIF Emerging Markets Equity	22,816	23,629	-	23,629	1,721

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	Alger				Federated
	American Growth		American Small Capitalization		Government Money Fund II
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$-	$-	$248	$-	$5,629	$2,968
Expenses:
Mortality & expense risk	(1,438)	(1,121)	(654)	(595)	(1,252)	(644)
Administrative charges	(286)	(224)	(130)	(118)	(249)	(128)

Net investment income (expense)	(1,724)	(1,345)	(536)	(713)	4,128	2,196

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	2,856	(715)	(1,285)	(2,963)	-	-
Net realized gain distributions	-	-	-	-	-	-

Net realized gains (losses)	2,856	(715)	(1,285)	(2,963)	-	-

Change in unrealized appreciation (depreciation) during the year	47,530	32,152	6,145	12,126	-	-

Increase (decrease) in net assets from operations	48,662	30,092	4,324	8,450	4,128	2,196

Contract Transactions:
Payments received from contract owners	-	-	-	-	240	3,101
Transfers between subaccounts (including fixed account), net	(3,277)	(1,190)	(542)	879	27,341	97,466
Transfers for contract benefits and terminations	(7,521)	(6,066)	(1,418)	(4,198)	(10,894)	(9,278)
Contract maintenance charges	(60)	(79)	(12)	(15)	(91)	(58)
Adjustments to net assets allocated to contracts in payout year	-	-	-	-	-	-

Net increase (decrease) in net assets from contract transactions	(10,858)	(7,335)	(1,972)	(3,334)	16,596	91,231

Total increase (decrease) in net assets	37,804	22,757	2,352	5,116	20,724	93,427
Net assets at beginning of year	122,310	99,553	62,542	57,426	113,376	19,949

Net assets at end of year	$160,114	$122,310	$64,894	$62,542	$134,100	$113,376

Accumulation units:
Purchases	2	10	15	22	21,447	84,405
Withdrawals	(100)	(101)	(53)	(95)	(8,531)	(10,893)

Net increase (decrease) in units outstanding	(98)	(91)	(38)	(73)	12,916	73,512
Units outstanding at beginning of year	1,351	1,442	1,298	1,371	89,838	16,326

Units outstanding at end of year	1,253	1,351	1,260	1,298	102,754	89,838

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	Federated (continued)		Fidelity
	Fund for U.S. Government Securities II		VIP Asset Manager: Growth		VIP Contrafund
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$2,473	$1,698	$2,141	$2,164	$429	$994
Expenses:
Mortality & expense risk	(674)	(698)	(1,270)	(1,192)	(2,587)	(1,982)
Administrative charges	(134)	(139)	(253)	(237)	(515)	(394)

Net investment income (expense)	1,665	861	618	735	(2,673)	(1,382)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(2,238)	(1,750)	4,428	1,437	47,726	1,023
Net realized gain distributions	-	-	1,505	-	26,590	7,119

Net realized gains (losses)	(2,238)	(1,750)	5,933	1,437	74,316	8,142

Change in unrealized appreciation (depreciation) during the year	88	3,071	4,806	14,689	1,036	47,584

Increase (decrease) in net assets from operations	(485)	2,182	11,357	16,861	72,679	54,344

Contract Transactions:
Payments received from contract owners	-	-	-	-	-	-
Transfers between subaccounts (including fixed account), net	3,322	2,803	610	(325)	(445)	(147)
Transfers for contract benefits and terminations	(10,598)	(8,923)	(16,313)	(6,921)	(104,556)	(1,697)
Contract maintenance charges	(33)	(40)	(24)	(34)	(44)	(59)
Adjustments to net assets allocated to contracts in payout year	-	-	-	-	-	-

Net increase (decrease) in net assets from contract transactions	(7,309)	(6,160)	(15,727)	(7,280)	(105,045)	(1,903)

Total increase (decrease) in net assets	(7,794)	(3,978)	(4,370)	9,581	(32,366)	52,441
Net assets at beginning of year	71,591	75,569	126,027	116,446	224,076	171,635

Net assets at end of year	$63,797	$71,591	$121,657	$126,027	$191,710	$224,076

Accumulation units:
Purchases	211	176	14	5	-	-
Withdrawals	(600)	(503)	(323)	(169)	(561)	(16)

Net increase (decrease) in units outstanding	(389)	(327)	(309)	(164)	(561)	(16)
Units outstanding at beginning of year	3,774	4,101	2,619	2,783	1,590	1,606

Units outstanding at end of year	3,385	3,774	2,310	2,619	1,029	1,590

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	Fidelity (continued)
	VIP Equity Income		VIP Growth		VIP Index 500
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$2,974	$6,147	$-	$3	$1,176	$1,355
Expenses:
Mortality & expense risk	(1,864)	(3,218)	(21)	(173)	(951)	(972)
Administrative charges	(371)	(641)	(3)	(21)	(189)	(182)

Net investment income (expense)	739	2,288	(24)	(191)	36	201

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	10,275	15,303	10	8,564	8,021	38,784
Net realized gain distributions	9,811	9,227	367	463	55	1,314

Net realized gains (losses)	20,086	24,530	377	9,027	8,076	40,098

Change in unrealized appreciation (depreciation) during the year	4,558	145	30	(6,335)	11,515	(20,499)

Increase (decrease) in net assets from operations	25,383	26,963	383	2,501	19,627	19,800

Contract Transactions:
Payments received from contract owners	-	-	-	-	180	2,430
Transfers between subaccounts (including fixed account), net	(443)	86	11	17	(5,845)	(2,672)
Transfers for contract benefits and terminations	(49,683)	(182,508)	-	(61,426)	(5,846)	(65,664)
Contract maintenance charges	(55)	(117)	(19)	(17)	(63)	(53)
Adjustments to net assets allocated to contracts in payout year	-	-	-	-	-	-

Net increase (decrease) in net assets from contract transactions	(50,181)	(182,539)	(8)	(61,426)	(11,574)	(65,959)

Total increase (decrease) in net assets	(24,798)	(155,576)	375	(58,925)	8,053	(46,159)
Net assets at beginning of year	175,733	331,309	1,392	60,317	88,158	134,317

Net assets at end of year	$150,935	$175,733	$1,767	$1,392	$96,211	$88,158

Accumulation units:
Purchases	1	11	-	-	4	54
Withdrawals	(631)	(2,726)	-	(591)	(152)	(810)

Net increase (decrease) in units outstanding	(630)	(2,715)	-	(591)	(148)	(756)
Units outstanding at beginning of year	2,558	5,273	10	601	1,286	2,042

Units outstanding at end of year	1,928	2,558	10	10	1,138	1,286

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MFS
	Core Equity Portfolio		Emerging Growth Series		High Yield Series
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$500	$393	$-	$-	$1,288	$1,302
Expenses:
Mortality & expense risk	(871)	(769)	(1,408)	(1,065)	(224)	(224)
Administrative charges	(174)	(153)	(280)	(212)	(45)	(44)

Net investment income (expense)	(545)	(529)	(1,688)	(1,277)	1,019	1,034

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	2,194	877	2,176	1,102	(469)	(236)
Net realized gain distributions	3,637	3,507	10,710	8,362	-	-

Net realized gains (losses)	5,831	4,384	12,886	9,464	(469)	(236)

Change in unrealized appreciation (depreciation) during the year	9,379	11,628	23,883	22,828	632	1,561

Increase (decrease) in net assets from operations	14,665	15,483	35,081	31,015	1,182	2,359

Contract Transactions:
Payments received from contract owners	180	2,430	-	-	-	-
Transfers between subaccounts
(including fixed account), net	(4,153)	(1,413)	(2,345)	(1,517)	26	41
Transfers for contract benefits and terminations	(5,698)	(10,467)	(1,916)	(2,549)	(3,248)	(834)
Contract maintenance charges	(48)	(40)	(25)	(41)	(4)	(6)
Adjustments to net assets allocated to contracts in payout year	-	-	-	-	-	-

Net increase (decrease) in net assets from contract transactions	(9,719)	(9,490)	(4,286)	(4,107)	(3,226)	(799)

Total increase (decrease) in net assets	4,946	5,993	30,795	26,908	(2,044)	1,560
Net assets at beginning of year	82,165	76,172	118,810	91,902	23,289	21,729

Net assets at end of year	$87,111	$82,165	$149,605	$118,810	$21,245	$23,289

Accumulation units:
Purchases	6	53	2	4	1	2
Withdrawals	(129)	(202)	(34)	(45)	(100)	(28)

Net increase (decrease) in units outstanding	(123)	(149)	(32)	(41)	(99)	(26)
Units outstanding at beginning of year	1,159	1,308	1,054	1,095	725	751

Units outstanding at end of year	1,036	1,159	1,022	1,054	626	725

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MFS (continued)				Pioneer
	Research Series		Income Series II		Equity Income VCT
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$418	$337	$1,559	$1,453	$171	$131
Expenses:
Mortality & expense risk	(732)	(658)	(418)	(402)	(89)	(79)
Administrative charges	(146)	(131)	(83)	(80)	(18)	(15)

Net investment income (expense)	(460)	(452)	1,058	971	64	37

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	3,349	1,298	(852)	(1,227)	(31)	(28)
Net realized gain distributions	4,024	3,565	-	-	1,591	593

Net realized gains (losses)	7,373	4,863	(852)	(1,227)	1,560	565

Change in unrealized appreciation (depreciation) during the year	4,744	8,440	586	2,897	(827)	(141)

Increase (decrease) in net assets from operations	11,657	12,851	792	2,641	797	461

Contract Transactions:
Payments received from contract owners	-	-	-	-	-	-
Transfers between subaccounts (including fixed account), net	(905)	(821)	1,503	4,705	-	-
Transfers for contract benefits and terminations	(10,077)	(6,500)	(5,367)	(5,638)	-	-
Contract maintenance charges	(22)	(26)	(30)	(23)	(6)	(8)
Adjustments to net assets allocated to contracts in payout year	-	-	-	-	-	-

Net increase (decrease) in net assets from contract transactions	(11,004)	(7,347)	(3,894)	(956)	(6)	(8)

Total increase (decrease) in net assets	653	5,504	(3,102)	1,685	791	453
Net assets at beginning of year	71,165	65,661	43,260	41,575	8,278	7,825

Net assets at end of year	$71,818	$71,165	$40,158	$43,260	$9,069	$8,278

Accumulation units:
Purchases	1	5	76	222	-	-
Withdrawals	(125)	(106)	(243)	(263)	-	-

Net increase (decrease) in units outstanding	(124)	(101)	(167)	(41)	-	-
Units outstanding at beginning of year	878	979	1,858	1,899	214	214

Units outstanding at end of year	754	878	1,691	1,858	214	214

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	Pioneer (continued)
	Fund VCT		Mid Cap Value VCT		Real Estate Shares VCT
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$12	$14	$1,436	$1,304	$-	$185
Expenses:
Mortality & expense risk	(29)	(23)	(750)	(668)	-	(93)
Administrative charges	(6)	(4)	(149)	(133)	-	(19)

Net investment income (expense)	(23)	(13)	537	503	-	73

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	30	(31)	(1,594)	(1,591)	-	(25,882)
Net realized gain distributions	136	96	4,409	7,579	-	2,229

Net realized gains (losses)	166	65	2,815	5,988	-	(23,653)

Change in unrealized appreciation (depreciation) during the year	380	517	3,447	1,194	-	23,195

Increase (decrease) in net assets from operations	523	569	6,799	7,685	-	(385)

Contract Transactions:
Payments received from contract owners	-	-	180	2,430	-	-
Transfers between subaccounts (including fixed account), net	-	-	(1,626)	2,088	-	(27,108)
Transfers for contract benefits and terminations	(239)	(190)	(5,462)	(6,302)	-	(548)
Contract maintenance charges	(12)	(10)	(49)	(43)	-	-
Adjustments to net assets allocated to contracts in payout year	-	-	-	-	-	-

Net increase (decrease) in net assets from contract transactions	(251)	(200)	(6,957)	(1,827)	-	(27,656)

Total increase (decrease) in net assets	272	369	(158)	5,858	-	(28,041)
Net assets at beginning of year	2,582	2,213	73,405	67,547	-	28,041

Net assets at end of year	$2,854	$2,582	$73,247	$73,405	$-	$-

Accumulation units:
Purchases	-	-	15	95	-	3
Withdrawals	(6)	(6)	(117)	(121)	-	(542)

Net increase (decrease) in units outstanding	(6)	(6)	(102)	(26)	-	(539)
Units outstanding at beginning of year	67	73	1,147	1,173	-	539

Units outstanding at end of year	61	67	1,045	1,147	-	-

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	DWS
	Global Opportunities		Core Equity VIP		International
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$34	$19	$74	$84	$1,203	$1,144
Expenses:
Mortality & expense risk	(14)	(31)	(64)	(136)	(347)	(353)
Administrative charges	(3)	(6)	(12)	(27)	(69)	(71)

Net investment income (expense)	17	(18)	(2)	(79)	787	720

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(562)	(164)	3,266	517	(682)	(1,182)
Net realized gain distributions	134	20	727	765	-	-

Net realized gains (losses)	(428)	(144)	3,993	1,282	(682)	(1,182)

Change in unrealized appreciation (depreciation) during the year	385	795	(2,232)	1,891	269	6,485

Increase (decrease) in net assets from operations	(26)	633	1,759	3,094	374	6,023

Contract Transactions:
Payments received from contract owners	-	-	-	-	-	-
Transfers between subaccounts (including fixed account), net	(2,987)	(72)	(14,282)	(436)	1,049	(1,043)
Transfers for contract benefits and terminations	(46)	(558)	(1,222)	(4,989)	(6,535)	(5,516)
Contract maintenance charges	-	(9)	(2)	(16)	(8)	(12)
Adjustments to net assets allocated to contracts in payout year	-	-	-	-	-	-

Net increase (decrease) in net assets from contract transactions	(3,033)	(639)	(15,506)	(5,441)	(5,494)	(6,571)

Total increase (decrease) in net assets	(3,059)	(6)	(13,747)	(2,347)	(5,120)	(548)
Net assets at beginning of year	3,059	3,065	13,747	16,094	37,011	37,559

Net assets at end of year	$-	$3,059	$-	$13,747	$31,891	$37,011

Accumulation units:
Purchases	1	-	-	1	45	23
Withdrawals	(63)	(14)	(282)	(128)	(315)	(372)

Net increase (decrease) in units outstanding	(62)	(14)	(282)	(127)	(270)	(349)
Units outstanding at beginning of year	62	76	282	409	1,813	2,162

Units outstanding at end of year	-	62	-	282	1,543	1,813

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	DWS (continued)				T. Rowe Price
	Money Market		Small Cap Index VIP		Equity Income
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$336	$312	$74	$61	$8,179	$10,707
Expenses:
Mortality & expense risk	(88)	(87)	(65)	(55)	(4,554)	(5,498)
Administrative charges	(11)	(8)	(13)	(11)	(905)	(1,084)

Net investment income (expense)	237	217	(4)	(5)	2,720	4,125

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	-	-	3	(6)	6,646	35,112
Net realized gain distributions	-	-	174	132	28,975	17,489

Net realized gains (losses)	-	-	177	126	35,621	52,601

Change in unrealized appreciation (depreciation) during the year	-	-	427	693	5,307	(15,212)

Increase (decrease) in net assets from operations	237	217	600	814	43,648	41,514

Contract Transactions:
Payments received from contract owners	-	-	-	-	180	2,430
Transfers between subaccounts (including fixed account), net	-	-	-	-	(2,571)	4,318
Transfers for contract benefits and terminations	-	-	-	-	(25,416)	(211,468)
Contract maintenance charges	(5)	(6)	-	-	(70)	(88)
Adjustments to net assets allocated to contracts in payout year	-	-	-	-	-	-

Net increase (decrease) in net assets from contract transactions	(5)	(6)	-	-	(27,877)	(204,808)

Total increase (decrease) in net assets	232	211	600	814	15,771	(163,294)
Net assets at beginning of year	6,866	6,655	6,111	5,297	429,857	593,151

Net assets at end of year	$7,098	$6,866	$6,711	$6,111	$445,628	$429,857

Accumulation units:
Purchases	-	-	-	-	6	100
Withdrawals	(4)	(5)	-	-	(337)	(2,736)

Net increase (decrease) in units outstanding	(4)	(5)	-	-	(331)	(2,636)
Units outstanding at beginning of year	5,396	5,401	163	163	5,468	8,104

Units outstanding at end of year	5,392	5,396	163	163	5,137	5,468

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	T. Rowe Price (continued)
	International Stock		Limited-Term Bond		New America Growth
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$1,259	$1,404	$1,468	$1,395	$129	$374
Expenses:
Mortality & expense risk	(1,518)	(1,414)	(355)	(424)	(1,890)	(1,696)
Administrative charges	(302)	(282)	(70)	(85)	(344)	(300)

Net investment income (expense)	(561)	(292)	1,043	886	(2,105)	(1,622)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	2,387	(346)	(819)	(840)	5,558	1,979
Net realized gain distributions	3,259	-	-	-	19,951	10,751

Net realized gains (losses)	5,646	(346)	(819)	(840)	25,509	12,730

Change in unrealized appreciation (depreciation) during the year	(1,631)	20,594	989	1,506	13,884	25,785

Increase (decrease) in net assets from operations	3,454	19,956	1,213	1,552	37,288	36,893

Contract Transactions:
Payments received from contract owners	180	2,429	-	-	-	-
Transfers between subaccounts (including fixed account), net	4,246	(1,887)	1,545	1,134	(1,485)	(1,690)
Transfers for contract benefits and terminations	(25,832)	(11,978)	(14,140)	(10,587)	(16,174)	(66,678)
Contract maintenance charges	(57)	(64)	(50)	(41)	(40)	(41)
Adjustments to net assets allocated to contracts in payout year	-	-	-	-	-	-

Net increase (decrease) in net assets from contract transactions	(21,463)	(11,500)	(12,645)	(9,494)	(17,699)	(68,409)

Total increase (decrease) in net assets	(18,009)	8,456	(11,432)	(7,942)	19,589	(31,516)
Net assets at beginning of year	147,691	139,235	41,582	49,524	163,199	194,715

Net assets at end of year	$129,682	$147,691	$30,150	$41,582	$182,788	$163,199

Accumulation units:
Purchases	152	159	87	99	1	2
Withdrawals	(888)	(596)	(798)	(654)	(118)	(609)

Net increase (decrease) in units outstanding	(736)	(437)	(711)	(555)	(117)	(607)
Units outstanding at beginning of year	5,286	5,723	2,364	2,919	1,237	1,844

Units outstanding at end of year	4,550	5,286	1,653	2,364	1,120	1,237

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	T. Rowe Price (continued)		Morgan Stanley
	Moderate Allocation		VIF Emerging Markets Equity		VIF Core Plus Fixed Income
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$4,196	$4,682	$314	$320	$-	$3,226
Expenses:
Mortality & expense risk	(1,882)	(2,089)	(236)	(203)	-	(441)
Administrative charges	(375)	(416)	(47)	(40)	-	(88)

Net investment income (expense)	1,939	2,177	31	77	-	2,697

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	2,731	550	54	(69)	-	(20,517)
Net realized gain distributions	4,931	533	-	345	-	-

Net realized gains (losses)	7,662	1,083	54	276	-	(20,517)

Change in unrealized appreciation (depreciation) during the year	6,058	23,732	1,342	1,735	-	19,275

Increase (decrease) in net assets from operations	15,659	26,992	1,427	2,088	-	1,455

Contract Transactions:
Payments received from contract owners	-	-	60	810	-	140
Transfers between subaccounts (including fixed account), net	625	(520)	484	173	-	(74,009)
Transfers for contract benefits and terminations	(24,714)	(52,097)	(225)	(626)	-	(2,144)
Contract maintenance charges	(50)	(95)	(17)	(17)	-	(27)
Adjustments to net assets allocated to contracts in payout year	-	-	-	-	-	-

Net increase (decrease) in net assets from contract transactions	(24,139)	(52,712)	302	340	-	(76,040)

Total increase (decrease) in net assets	(8,480)	(25,720)	1,729	2,428	-	(74,585)
Net assets at beginning of year	188,196	213,916	21,900	19,472	-	74,585

Net assets at end of year	$179,716	$188,196	$23,629	$21,900	$-	$-

Accumulation units:
Purchases	13	7	36	46	-	68
Withdrawals	(407)	(963)	(25)	(32)	-	(4,074)

Net increase (decrease) in units outstanding	(394)	(956)	11	14	-	(4,006)
Units outstanding at beginning of year	3,235	4,191	860	846	-	4,006

Units outstanding at end of year	2,841	3,235	871	860	-	-

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

1.  NATURE OF OPERATIONS

Companion Life Separate Account C (the “Separate Account”) was established by Companion Life Insurance Company (“Companion”) on February 18, 1994, under the laws of the State of New York, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account is a funding vehicle for individual variable annuity contracts. The assets of the Separate Account are owned by Companion, however, the net assets of the Separate Account are clearly identified and distinguished from Companion’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Companion may conduct.

A contract owner of the Separate Account may allocate funds to the fixed income account, which is part of Companion’s general account, in addition to the subaccounts detailed below. Interests in the fixed income account have not been registered under the Securities Act of 1933 and Companion has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.  SUBACCOUNTS

The Separate Account is divided into subaccounts for which accumulation units are separately maintained. Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio. The available subaccounts with activity during 2024 or 2023 are:

Alger

Alger American Fund

Alger American Large Cap Growth Portfolio Class O (“American Growth”)

Alger American Small Cap Growth Portfolio Class O (“American Small Capitalization”)

Federated

Federated Insurance Series

Federated Hermes Government Money Market Fund II Portfolio (“Government Money Fund II”)

Federated Hermes Fund for U.S. Government Securities II (“Fund for U.S. Government Securities II”)

Fidelity

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio Initial Class (“VIP Equity Income”)

Fidelity VIP Growth Portfolio Initial Class (“VIP Growth”)

Fidelity Variable Insurance Products

Fidelity VIP Asset Manager: Growth Portfolio Initial Class (“VIP Asset Manager: Growth”)

Fidelity VIP Contrafund Portfolio Service Class (“VIP Contrafund”)

Fidelity VIP Index 500 Portfolio Initial Class (“VIP Index 500”)

MFS

MFS Variable Insurance Trust

MFS Core Equity Portfolio (“Core Equity Portfolio”)

MFS Growth Series Portfolio Initial Class (“Emerging Growth Series”)

MFS VIT II High Yield Initial Class (“High Yield Series”)

MFS Research Series Portfolio Initial Class (“Research Series”)

MFS VIT II Income Initial Class (“Income Series II”)

Pioneer

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio Class II (“Equity Income VCT”)

Pioneer Fund VCT Portfolio Class II (“Fund VCT”)

Pioneer Mid Cap Value VCT Portfolio Class I (“Mid Cap Value VCT”)

Pioneer Real Estate Shares VCT Portfolio Class I (“Real Estate Shares VCT”)

DWS

DWS Variable Series I

DWS Global Opportunities VIP Class B (“Global Opportunities”)

DWS Core Equity VIP Class B (“Core Equity VIP”)

DWS CROCI International VIP Class A (“International”)

DWS Government Money Market VIP (“Money Market”)

DWS Investments VIT Funds

DWS Small Cap Index VIP Class A (“Small Cap Index VIP”)

T.Rowe Price

T.Rowe Price Equity Series, Inc.

T.Rowe Price Equity Income Portfolio (“Equity Income”)

T.Rowe Price New America Growth Portfolio (“New America Growth”)

T.Rowe Price Moderate Allocation Portfolio (“Moderate Allocation”)

T.Rowe Price International Series, Inc.

T.Rowe Price International Stock Portfolio (“International Stock”)

T.Rowe Price Fixed Income Series, Inc.

T.Rowe Price Limited-Term Bond Portfolio (“Limited-Term Bond”)

Morgan Stanley

Morgan Stanley Variable Insurance Funds

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I (“VIF Emerging Markets Equity”)

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I (“VIF Core Plus Fixed Income”)

The availability of some subaccounts is dependent upon the product under which each contract was written.

The following subaccounts are available but are not shown on the statements due to not having had any activity in 2024 and 2023:

DWS CROCI International VIP - B (“International B”)

Fidelity VIP Mid Cap Portfolio Service Class 2 (“VIP Mid Cap”)

Fidelity VIP Asset Manager Portfolio Initial Class (“VIP Asset Manager”)

DWS Bond VIP (“Bond”)

Effective June 17, 2024, “DWS Core Equity VIP - Class B” was no longer available for investment. Assets were transferred to Federated Hermes Government Money Fund II (“Government Money Fund II”)

Effective June 17, 2024, “DWS Global Opportunities VIP - Class B” was no longer available for investment. Assets were transferred to Government Money Fund II.

Effective April 28, 2023, “Pioneer Real Estate Shares VCT Portfolio Class I” was no longer available for investment. Assets were transferred to Government Money Fund II.

Effective July 28, 2023, “Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I” was no longer available for investment. Assets were transferred to Government Money Fund II.

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and disclosures of assets at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The most significant estimates and assumptions include those used in investment valuation in absence of quoted market prices.

Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

The investments of the Separate Account and Companion Life Separate Account B are jointly held in accounts with the investment managers.

Contracts in Payout (Annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by Companion and may result in additional amounts being transferred into the subaccounts of the Separate Account by Companion to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Companion. These items are included in the adjustment to net assets allocated to contracts in payout year.

Federal Income Taxes - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal taxable income of Companion, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under current provisions of the IRC, Companion does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the contracts in the event of changes in the tax law.

As of December 31, 2024, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase or decrease within 12 months of the reporting date.

Fair Value Measurements - Current fair value guidance requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria is summarized as follows:

Level 1 -	Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

Level 3 -	Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

Each subaccount invests in shares of mutual funds, which calculate a daily net asset value based on the value of the underlying securities in the portfolio. As such, the investments held in the Separate Account were valued using Level 2 inputs as defined by the applicable fair value guidance.

Payments Received from Contract Owners - In the Statement of Operations and Changes in Net Assets, the line item “Payments received from contract owners” includes both deposits received from policyholders and the net gains and losses resulting from the timing of executed trades.

Segment Reporting - The Separate Account adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Separate Account’s adoption of the new standard impacted financial statement disclosures only and did not affect the subaccount’s financial position or results of operations. Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the chief operating decision maker (“CODM”) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by Companion to support the liabilities of the applicable insurance contracts. The subaccounts have identified the Chief Financial Officer of the sponsoring company as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant accounting policies (included in this note). The measure of segment assets is reported on the statement of net assets as net assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant principle expenses and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023. All assets and revenue is generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

Subsequent Events - Subsequent events have been evaluated through April 3, 2025, the date these financial statements were issued.

4.  ACCOUNT CHARGES

Mortality & Expense Risk Charges:

Companion deducts a daily charge as compensation for the mortality and expense risks assumed by Companion. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I 1.25%	Series V 1.00%

These charges are assessed through reduction of unit values. Companion guarantees that the mortality and expense charge will not increase above these levels.

Administrative Charges:

Companion deducts a daily administrative expense charge from the net assets of the subaccounts of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I 0.15%	Series V 0.20%

These charges are assessed through reduction of unit values. Companion guarantees that the daily administrative expense charge will not increase.

Contract Maintenance Charges:

Withdrawal Charge - Companion may deduct a withdrawal charge, expressed as a percentage of accumulation value surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received as a redemption of units. Withdrawal charges are applied as a percentage of the requested withdrawal and range from 0% - 7%.

Transfer Fees - A transfer fee of $10 may be imposed for any non-systematic transfer in excess of twelve per contract year. The transfer fee is deducted from the amount transferred on the transfer date as a redemption of units.

Contract Fee - There is an annual contract fee of $30 that is deducted from the accumulated value on the last valuation date of each contract year or at complete surrender. The annual contract fee is waived if the accumulated value is greater than $50,000 on the last valuation date of the applicable contract year. This charge is assessed through the redemption of units. Companion guarantees that the annual contract fee will not increase.

5.  PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of net daily purchases and proceeds from net daily sales of investments for the year ended December 31, 2024 were as follows:

Alger	Purchases	Sales
American Growth	$194	$12,776
American Small Capitalization	767	3,523

Federated
Government Money Fund II	27,279	12,184
Fund for U.S. Government Securities II	3,926	12,043

Fidelity
VIP Asset Manager: Growth	606	17,856
VIP Contrafund	-	108,147
VIP Equity Income	51	52,467
VIP Growth	11	43
VIP Index 500	205	12,919

MFS
Core Equity Portfolio	363	11,127
Emerging Growth Series	313	6,287
High Yield Series	20	3,515
Research Series	108	11,990
Income Series II	1,774	6,169

Pioneer
Equity Income VCT	-	113
Fund VCT	-	286
Mid Cap Value VCT	837	8,693

DWS
Global Opportunities	62	3,112
Core Equity VIP	-	15,582
International	930	6,840
Money Market	1	105
Small Cap Index VIP	-	78

T. Rowe Price
Equity Income	300	33,636
International Stock	4,189	27,472
Limited-Term Bond	1,535	14,605
New America Growth	74	20,007
Moderate Allocation	772	27,168

Morgan Stanley
VIF Emerging Markets Equity	975	956

6.  ADMINISTRATION OF THE SEPARATE ACCOUNT

Companion has an administrative services agreement with Security Benefit Life Insurance Company (“Security Benefit”), whose affiliate Zinnia Corporate Holdings, LLC (“Zinnia”) performs administrative functions on behalf of Companion with respect to the contracts comprising the Separate Account.

7.  REINSURANCE ARRANGEMENTS

Companion has a reinsurance agreement to cede to Security Benefit, on a modified coinsurance basis, certain Companion rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge Companion from its primary legal liability to a contract owner.

8.  FINANCIAL HIGHLIGHTS

A summary of units, unit values, and net assets at December 31 and investment income ratio, expense ratio and total return for the years ended December 31 follows:

	At December 31				For the years ended December 31****
	Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Alger
American Growth - 2024	1,253	$127.76 to	$127.76	$160,114	0.00%	1.20% to	1.20%	41.16% to	41.16%
American Growth - 2023	1,351	90.51 to	90.51	122,310	0.00%	1.20% to	1.20%	31.10% to	31.10%
American Growth - 2022	1,442	69.04 to	69.04	99,552	0.00%	1.20% to	1.20%	-39.39% to	-39.39%
American Growth - 2021	1,542	113.91 to	113.91	175,610	0.00%	1.20% to	1.20%	10.50% to	10.50%
American Growth - 2020	1,640	103.09 to	103.09	169,101	0.17%	1.20% to	1.20%	65.02% to	65.02%

American Small Capitalization - 2024	1,260	51.49 to	51.49	64,894	0.39%	1.20% to	1.20%	6.83% to	6.83%
American Small Capitalization - 2023	1,298	48.20 to	48.20	62,542	0.00%	1.20% to	1.20%	15.09% to	15.09%
American Small Capitalization - 2022	1,371	41.88 to	41.88	57,425	0.00%	1.20% to	1.20%	-38.75% to	-38.75%
American Small Capitalization - 2021	1,380	68.38 to	68.38	94,333	0.00%	1.20% to	1.20%	-7.18% to	-7.18%
American Small Capitalization - 2020	1,508	73.67 to	73.67	111,122	0.97%	1.20% to	1.20%	65.14% to	65.14%

Federated
Government Money Fund II - 2024	102,754	1.31 to	1.31	134,100	4.55%	1.20% to	1.20%	3.97% to	3.97%
Government Money Fund II - 2023	89,838	1.26 to	1.26	113,376	4.45%	1.20% to	1.20%	3.28% to	3.28%
Government Money Fund II - 2022	16,326	1.22 to	1.22	19,949	1.11%	1.20% to	1.20%	0.00% to	0.00%
Government Money Fund II - 2021	18,885	1.22 to	1.22	23,088	0.00%	1.20% to	1.20%	-1.61% to	-1.61%
Government Money Fund II - 2020	17,739	1.24 to	1.24	21,950	0.21%	1.20% to	1.20%	-0.80% to	-0.80%

Fund for U.S. Government Securities II - 2024	3,385	18.85 to	18.85	63,797	3.65%	1.20% to	1.20%	-0.63% to	-0.63%
Fund for U.S. Government Securities II - 2023	3,774	18.97 to	18.97	71,591	2.31%	1.20% to	1.20%	2.93% to	2.93%
Fund for U.S. Government Securities II - 2022	4,101	18.43 to	18.43	75,569	1.87%	1.20% to	1.20%	-13.60% to	-13.60%
Fund for U.S. Government Securities II - 2021	4,503	21.33 to	21.33	96,032	2.03%	1.20% to	1.20%	-3.22% to	-3.22%
Fund for U.S. Government Securities II - 2020	4,217	22.04 to	22.04	92,930	1.55%	1.20% to	1.20%	3.96% to	3.96%

Fidelity
VIP Asset Manager: Growth - 2024	2,310	52.67 to	52.67	121,657	1.73%	1.20% to	1.20%	9.46% to	9.46%
VIP Asset Manager: Growth - 2023	2,619	48.12 to	48.12	126,027	1.78%	1.20% to	1.20%	14.98% to	14.98%
VIP Asset Manager: Growth - 2022	2,783	41.85 to	41.85	116,446	1.68%	1.20% to	1.20%	-17.88% to	-17.88%
VIP Asset Manager: Growth - 2021	3,031	50.96 to	50.96	154,474	1.39%	1.20% to	1.20%	12.59% to	12.59%
VIP Asset Manager: Growth - 2020	3,359	45.26 to	45.26	152,023	1.06%	1.20% to	1.20%	15.87% to	15.87%

VIP Contrafund - 2024	1,029	186.26 to	186.26	191,710	0.21%	1.20% to	1.20%	32.18% to	32.18%
VIP Contrafund - 2023	1,590	140.91 to	140.91	224,076	0.50%	1.20% to	1.20%	31.85% to	31.85%
VIP Contrafund - 2022	1,606	106.87 to	106.87	171,635	0.47%	1.20% to	1.20%	-27.20% to	-27.20%
VIP Contrafund - 2021	1,626	146.79 to	146.79	238,689	0.06%	1.20% to	1.20%	26.30% to	26.30%
VIP Contrafund - 2020	1,643	116.22 to	116.22	190,922	0.24%	1.20% to	1.20%	29.00% to	29.00%

VIP Equity Income - 2024	1,928	78.28 to	78.28	150,935	1.82%	1.20% to	1.20%	13.94% to	13.94%
VIP Equity Income - 2023	2,558	68.70 to	68.70	175,733	2.42%	1.20% to	1.20%	9.33% to	9.33%
VIP Equity Income - 2022	5,273	62.84 to	62.84	331,309	1.86%	1.20% to	1.20%	-6.08% to	-6.08%
VIP Equity Income - 2021	5,747	66.91 to	66.91	384,542	1.94%	1.20% to	1.20%	23.38% to	23.38%
VIP Equity Income - 2020	6,314	54.23 to	54.23	342,370	1.63%	1.20% to	1.20%	5.42% to	5.42%

VIP Growth - 2024	10	173.23 to	173.23	1,767	0.00%	1.40% to	1.40%	28.56% to	28.56%
VIP Growth - 2023	10	134.75 to	134.75	1,392	0.01%	1.40% to	1.40%	34.33% to	34.33%
VIP Growth - 2022	601	100.31 to	100.31	60,317	0.58%	1.40% to	1.40%	-25.51% to	-25.51%
VIP Growth - 2021	623	134.66 to	134.66	83,818	0.00%	1.40% to	1.40%	21.49% to	21.49%
VIP Growth - 2020	640	110.84 to	110.84	70,912	0.07%	1.40% to	1.40%	41.88% to	41.88%

VIP Index 500 - 2024	1,138	84.58 to	142.99	96,211	1.28%	1.20% to	1.40%	23.38% to	108.59%
VIP Index 500 - 2023	1,286	68.55 to	68.55	88,158	1.22%	1.20% to	1.40%	24.70% to	-26.54%
VIP Index 500 - 2022	2,042	54.97 to	93.32	134,317	1.33%	1.20% to	1.40%	-19.35% to	-19.20%
VIP Index 500 - 2021	3,044	68.03 to	115.71	235,501	1.26%	1.20% to	1.40%	26.78% to	27.04%
VIP Index 500 - 2020	3,255	53.55 to	91.27	197,468	1.62%	1.20% to	1.40%	16.58% to	16.82%

MFS
Core Equity Portfolio - 2024	1,036	84.09 to	84.09	87,111	0.59%	1.20% to	1.20%	18.65% to	18.65%
Core Equity Portfolio - 2023	1,159	70.87 to	70.87	82,165	0.50%	1.20% to	1.20%	21.69% to	21.69%
Core Equity Portfolio - 2022	1,308	58.24 to	58.24	76,172	0.33%	1.20% to	1.20%	-18.26% to	-18.26%
Core Equity Portfolio - 2021	2,276	71.25 to	71.25	162,164	0.44%	1.20% to	1.20%	23.81% to	23.81%
Core Equity Portfolio - 2020	2,443	57.55 to	57.55	140,594	0.66%	1.20% to	1.20%	17.28% to	17.28%

	At December 31				For the years ended December 31****
	Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
MFS (cont’d)
Emerging Growth Series - 2024	1,022	146.39 to	146.39	$149,605	0.00%	1.20% to	1.20%	29.88% to	29.88%
Emerging Growth Series - 2023	1,054	112.71 to	112.71	118,810	0.00%	1.20% to	1.20%	34.24% to	34.24%
Emerging Growth Series - 2022	1,095	83.96 to	83.96	91,902	0.00%	1.20% to	1.20%	-32.45% to	-32.45%
Emerging Growth Series - 2021	1,142	124.30 to	124.30	141,989	0.00%	1.20% to	1.20%	22.05% to	22.05%
Emerging Growth Series - 2020	1,172	101.84 to	101.84	119,334	0.00%	1.20% to	1.20%	30.28% to	30.28%

High Yield Series - 2024	626	33.95 to	33.95	21,245	5.78%	1.20% to	1.20%	5.63% to	5.63%
High Yield Series - 2023	725	32.14 to	32.14	23,289	5.78%	1.20% to	1.20%	11.06% to	11.06%
High Yield Series - 2022	751	28.94 to	28.94	21,729	5.40%	1.20% to	1.20%	-11.58% to	-11.58%
High Yield Series - 2021	775	32.73 to	32.73	25,361	5.00%	1.20% to	1.20%	2.25% to	2.25%
High Yield Series - 2020	767	32.01 to	32.01	24,538	5.40%	1.20% to	1.20%	3.83% to	3.83%

Research Series - 2024	754	95.24 to	95.24	71,818	0.58%	1.20% to	1.20%	17.44% to	17.44%
Research Series - 2023	878	81.10 to	81.10	71,165	0.49%	1.20% to	1.20%	20.95% to	20.95%
Research Series - 2022	979	67.05 to	67.05	65,661	0.45%	1.20% to	1.20%	-18.20% to	-18.20%
Research Series - 2021	1,093	81.97 to	81.97	89,578	0.56%	1.20% to	1.20%	23.32% to	23.32%
Research Series - 2020	1,181	66.47 to	66.47	78,493	0.65%	1.20% to	1.20%	15.18% to	15.18%

Income Series II - 2024	1,691	23.75 to	23.75	40,158	3.74%	1.20% to	1.20%	2.02% to	2.02%
Income Series II - 2023	1,858	23.28 to	23.28	43,260	3.43%	1.20% to	1.20%	6.30% to	6.30%
Income Series II - 2022	1,899	21.90 to	21.90	41,575	3.29%	1.20% to	1.20%	-14.72% to	-14.72%
Income Series II - 2021	2,110	25.68 to	25.68	54,194	3.26%	1.20% to	1.20%	-0.73% to	-0.73%
Income Series II - 2020	2,012	25.87 to	25.87	52,048	3.67%	1.20% to	1.20%	8.02% to	8.02%

Pioneer
Equity Income VCT - 2024	214	42.42 to	42.42	9,069	1.97%	1.20% to	1.20%	9.61% to	9.61%
Equity Income VCT - 2023	214	38.70 to	38.70	8,278	1.63%	1.20% to	1.20%	5.91% to	5.91%
Equity Income VCT - 2022	214	36.54 to	36.54	7,825	1.50%	1.20% to	1.20%	-9.06% to	-9.06%
Equity Income VCT - 2021	214	40.18 to	40.18	8,611	1.25%	1.20% to	1.20%	23.86% to	23.86%
Equity Income VCT - 2020	215	32.44 to	32.44	6,960	2.14%	1.20% to	1.20%	-1.49% to	-1.49%

Fund VCT - 2024	61	46.42 to	46.42	2,854	0.44%	1.20% to	1.20%	20.85% to	20.85%
Fund VCT - 2023	67	38.41 to	38.41	2,582	0.58%	1.20% to	1.20%	27.06% to	27.06%
Fund VCT - 2022	73	30.23 to	30.23	2,213	0.39%	1.20% to	1.20%	-20.66% to	-20.66%
Fund VCT - 2021	78	38.10 to	38.10	2,968	0.11%	1.20% to	1.20%	26.12% to	26.12%
Fund VCT - 2020	84	30.21 to	30.21	2,546	0.46%	1.20% to	1.20%	22.46% to	22.46%

Mid Cap Value VCT - 2024	1,045	70.12 to	70.12	73,247	1.96%	1.20% to	1.20%	9.60% to	9.60%
Mid Cap Value VCT - 2023	1,147	63.98 to	63.98	73,405	1.85%	1.20% to	1.20%	11.11% to	11.11%
Mid Cap Value VCT - 2022	1,173	57.58 to	57.58	67,547	2.49%	1.20% to	1.20%	-6.77% to	-6.77%
Mid Cap Value VCT - 2021	2,415	61.76 to	61.76	149,175	0.95%	1.20% to	1.20%	28.11% to	28.11%
Mid Cap Value VCT - 2020	2,889	48.21 to	48.21	139,294	1.07%	1.20% to	1.20%	0.90% to	0.90%

Real Estate Shares VCT - 2024	-	- to	-	-	0.00%	0.00% to	0.00%	0.00% to	0.00%
Real Estate Shares VCT - 2023 - January 1, 2023 to April 28, 2023	-	51.29 to	51.29	-	1.32%	1.20% to	1.20%	-1.40% to	-1.40%
Real Estate Shares VCT - 2022	539	52.02 to	52.02	28,041	1.89%	1.20% to	1.20%	-31.67% to	-31.67%
Real Estate Shares VCT - 2021	563	76.13 to	76.13	42,866	1.07%	1.20% to	1.20%	39.36% to	39.36%
Real Estate Shares VCT - 2020	596	54.63 to	54.63	32,566	1.54%	1.20% to	1.20%	-8.46% to	-8.46%

DWS
Bond - 2024	-	- to	-	-	0.00%	0.00% to	0.00%	0.00% to	0.00%
Bond - 2023	-	- to	-	-	0.00%	0.00% to	0.00%	0.00% to	0.00%
Bond - 2022	-	- to	-	-	0.00%	0.00% to	0.00%	0.00% to	0.00%
Bond - 2021 - January 1, 2021 to October 28, 2021	-	22.51 to	22.51	-	4.09%	1.40% to	1.40%	-1.44% to	-1.44%
Bond - 2020	298	22.84 to	22.84	6,802	2.76%	1.40% to	1.40%	7.53% to	7.53%

Global Opportunities - January 1, 2024 to June 17, 2024	-	48.81 to	48.81	-	2.22%	1.20% to	1.20%	-0.87% to	-0.87%
Global Opportunities - 2023	62	49.24 to	49.24	3,059	0.62%	1.20% to	1.20%	22.73% to	22.73%
Global Opportunities - 2022	76	40.12 to	40.12	3,065	0.22%	1.20% to	1.20%	-25.14% to	-25.14%
Global Opportunities - 2021	76	53.59 to	53.59	4,074	0.08%	1.20% to	1.20%	13.27% to	13.27%
Global Opportunities - 2020	80	47.31 to	47.31	3,791	0.49%	1.20% to	1.20%	15.53% to	15.53%

Core Equity VIP - January 1, 2024 to June 17, 2024	-	55.49 to	55.49	-	1.08%	1.20% to	1.20%	14.01% to	14.01%
Core Equity VIP - 2023	282	48.67 to	48.67	13,747	0.56%	1.20% to	1.20%	23.65% to	23.65%
Core Equity VIP - 2022	409	39.36 to	39.36	16,094	0.44%	1.20% to	1.20%	-16.72% to	-16.72%
Core Equity VIP - 2021	474	47.26 to	47.26	22,407	0.37%	1.20% to	1.20%	23.43% to	23.43%
Core Equity VIP - 2020	874	38.29 to	38.29	33,449	0.97%	1.20% to	1.20%	14.30% to	14.30%

International - 2024	1,543	20.67 to	20.67	31,891	3.49%	1.20% to	1.20%	1.22% to	1.22%
International - 2023	1,813	20.42 to	20.42	37,011	3.07%	1.20% to	1.20%	17.56% to	17.56%
International - 2022	2,162	17.37 to	17.37	37,559	3.04%	1.20% to	1.20%	-14.26% to	-14.26%
International - 2021	2,362	20.26 to	20.26	47,843	2.47%	1.20% to	1.20%	7.94% to	7.94%
International - 2020	2,446	18.77 to	18.77	45,909	3.28%	1.20% to	1.20%	1.40% to	1.40%

	At December 31				For the years ended December 31****
	Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
DWS (cont’d)
Money Market - 2024	5,392	1.32 to	1.32	$7,098	4.81%	1.40% to	1.40%	3.13% to	3.13%
Money Market - 2023	5,396	1.28 to	1.28	6,866	4.62%	1.40% to	1.40%	4.07% to	4.07%
Money Market - 2022	5,401	1.23 to	1.23	6,655	1.11%	1.40% to	1.40%	-0.81% to	-0.81%
Money Market - 2021 - October 28, 2021 to December 31, 2021	5,407	1.24 to	1.24	6,682	0.00%	1.40% to	1.40%	0.00% to	0.00%
Money Market - 2020	-	- to	-	-	-	- to	-	- to	-

Small Cap Index VIP - 2024	163	41.05 to	41.05	6,711	1.15%	1.20% to	1.20%	9.82% to	9.82%
Small Cap Index VIP - 2023	163	37.38 to	37.38	6,111	1.07%	1.20% to	1.20%	15.37% to	15.37%
Small Cap Index VIP - 2022	163	32.40 to	32.40	5,297	0.86%	1.20% to	1.20%	-21.59% to	-21.59%
Small Cap Index VIP - 2021	163	41.32 to	41.32	6,755	0.88%	1.20% to	1.20%	13.11% to	13.11%
Small Cap Index VIP - 2020	163	36.53 to	36.53	5,972	0.91%	1.20% to	1.20%	17.99% to	17.99%

T. Rowe Price
Equity Income - 2024	5,137	86.73 to	95.97	445,628	1.87%	1.20% to	1.40%	10.36% to	10.13%
Equity Income - 2023	5,468	78.59 to	87.14	429,857	2.09%	1.20% to	1.40%	8.24% to	8.01%
Equity Income - 2022	8,104	72.61 to	80.68	593,151	1.85%	1.20% to	1.40%	-4.69% to	-4.50%
Equity Income - 2021	9,478	76.03 to	84.65	725,877	1.63%	1.20% to	1.40%	23.79% to	24.05%
Equity Income - 2020	9,972	61.29 to	68.38	615,607	2.00%	1.20% to	1.40%	-0.23% to	-0.03%

International Stock - 2024	4,550	27.51 to	28.50	129,682	0.91%	1.20% to	1.20%	-1.54% to	2.00%
International Stock - 2023	5,286	27.94 to	27.94	147,691	0.98%	1.20% to	1.20%	14.84% to	14.84%
International Stock - 2022	5,723	24.33 to	24.33	139,235	0.68%	1.20% to	1.20%	-16.82% to	-16.82%
International Stock - 2021	7,775	29.25 to	29.25	227,398	0.61%	1.20% to	1.20%	0.10% to	0.10%
International Stock - 2020	7,599	29.22 to	29.22	222,023	0.52%	1.20% to	1.20%	13.08% to	13.08%

Limited-Term Bond - 2024	1,653	18.24 to	18.27	30,150	4.09%	1.20% to	1.20%	3.70% to	3.87%
Limited-Term Bond - 2023	2,364	17.59 to	17.59	41,582	3.06%	1.20% to	1.20%	3.65% to	3.65%
Limited-Term Bond - 2022	2,919	16.97 to	16.97	49,524	1.89%	1.20% to	1.20%	-5.62% to	-5.62%
Limited-Term Bond - 2021	3,390	17.98 to	17.98	60,969	1.37%	1.20% to	1.20%	-1.10% to	-1.10%
Limited-Term Bond - 2020	3,238	18.18 to	18.18	58,863	1.59%	1.20% to	1.20%	3.47% to	3.47%

New America Growth - 2024	1,120	160.98 to	173.78	182,788	0.07%	1.20% to	1.40%	23.64% to	23.40%
New America Growth - 2023	1,237	130.20 to	140.83	163,199	0.21%	1.20% to	1.40%	27.43% to	27.16%
New America Growth - 2022	1,844	102.17 to	110.75	194,715	0.00%	1.20% to	1.40%	-22.61% to	-22.45%
New America Growth - 2021	1,932	131.75 to	143.10	263,067	0.00%	1.20% to	1.40%	19.11% to	19.35%
New America Growth - 2020	2,008	110.39 to	120.14	263,067	0.00%	1.20% to	1.40%	42.35% to	42.64%

Moderate Allocation - 2024	2,841	63.25 to	63.25	179,716	2.28%	1.20% to	1.20%	8.73% to	8.73%
Moderate Allocation - 2023	3,235	58.17 to	58.17	188,196	2.33%	1.20% to	1.20%	13.97% to	13.97%
Moderate Allocation - 2022	4,191	51.04 to	51.04	213,916	1.46%	1.20% to	1.20%	-19.29% to	-19.29%
Moderate Allocation - 2021	4,666	63.24 to	63.24	295,048	1.03%	1.20% to	1.20%	8.75% to	8.75%
Moderate Allocation - 2020	5,172	58.15 to	58.15	300,758	1.24%	1.20% to	1.20%	13.15% to	13.15%

Morgan Stanley
VIF Emerging Markets Equity - 2024	871	27.13 to	27.13	23,629	1.38%	1.20% to	1.20%	6.52% to	6.52%
VIF Emerging Markets Equity - 2023	860	25.47 to	25.47	21,900	1.55%	1.20% to	1.20%	10.59% to	10.59%
VIF Emerging Markets Equity - 2022	846	23.03 to	23.03	19,472	0.52%	1.20% to	1.20%	-25.97% to	-25.97%
VIF Emerging Markets Equity - 2021	1,353	31.11 to	31.11	42,079	0.82%	1.20% to	1.20%	1.77% to	1.77%
VIF Emerging Markets Equity - 2020	1,319	30.57 to	30.57	40,315	1.25%	1.20% to	1.20%	13.05% to	13.05%

VIF Core Plus Fixed Income - 2024	-	- to	-	-	0.00%	0.00% to	0.00%	0.00% to	0.00%
VIF Core Plus Fixed Income - 2023 - January 1, 2023 to July 28, 2023	-	18.98 to	18.98	-	8.65%	1.20% to	1.20%	1.93% to	1.93%
VIF Core Plus Fixed Income - 2022	4,006	18.62 to	18.62	74,585	4.78%	1.20% to	1.20%	-15.36% to	-15.36%
VIF Core Plus Fixed Income - 2021	6,740	22.00 to	22.00	148,251	4.10%	1.20% to	1.20%	-1.48% to	-1.48%
VIF Core Plus Fixed Income - 2020	5,654	22.33 to	22.33	126,294	2.78%	1.20% to	1.20%	6.49% to	6.49%

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the distribution of dividends by the underlying portfolio in which the subaccount invests.

**

These ratios represent the annualized contract expenses of the Separate Account for each year indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

***

These ratios represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each year indicated or from the effective date through the end of the reporting year or liquidation date.

****	Funds listed with date ranges represent partial year investments in funds. Unit values displayed represent unit value at disposition value.